Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Customer's Accounted for Greater Than 10% of Trade Accounts Receivable and Total Revenues (Details) - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer 1 [Member] | Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	92.40%	0.00%
Customer 2 [Member] | Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	53.30%
Customer 3 [Member] | Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	21.70%
Customer 4 [Member] | Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	20.80%
Customer 5 [Member] | Revenue Benchmark [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	50.40%	0.00%
Customer 6 [Member] | Revenue Benchmark [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	49.60%	0.00%
Customer 7 [Member] | Revenue Benchmark [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	59.20%
Customer 8 [Member] | Revenue Benchmark [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	0.00%	37.00%